Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Right-of-use assets
Beginning balance	$ 1,047	$ 1,846
Additions	1,113	1,116
Loss on modification	172
Depreciation	(545)	(881)
Derecognition of right-of-use assets/lease liabilities due to sale	(9)
Effect of foreign exchange rates	5	40
Ending balance	1,792	2,112
Disposal	(9)
Lease liabilities
Beginning balance	1,087	1,300
Additions	1,113	1,116
Loss on modification	172
Interest expenses	39
Payments	(647)	(386)
Derecognition of right of use assets/lease liabilities due to sale	(7)
Effect of foreign exchange rates	(27)	210
Ending balance	1,737	2,277
Lease liabilities - current	1,573	1,720	$ 777
Lease liabilities - non-current	$ 164	$ 557	$ 310